SUPPLEMENT DATED MAY 1, 2003
                                       TO
                      PROSPECTUS DATED SEPTEMBER 30, 2002

                                  BABSON FUNDS


              D.L. BABSON BOND TRUST (Portfolio S and Portfolio L)

The following supplements certain information contained in your prospectus for the D.L. Babson Bond Trust (the "Trust").

On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of common stock of Jones & Babson, Inc. ("J&B"), the investment manager and principal underwriter for the Trust. J&B, formerly a wholly-owned subsidiary of BMA, is, as of the date of this Supplement, a wholly-owned subsidiary of RBC Dain. RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank. Shares of Royal Bank of Canada are listed on the Toronto Stock Exchange and on the New York Stock Exchange. Royal Bank of Canada ranks as Canada's largest financial institution as measured by assets and market capitalization as of October 31, 2002.

At a Special Meeting of Shareholders held on March 3, 2003 (and adjourned until March 28, 2003), shareholders of each Portfolio of the Trust (1) approved an Agreement and Plan of Reorganization under which the Trust, a Missouri common law trust (the "Missouri Trust"), would transfer substantially all of its assets and liabilities to a newly created Delaware statutory trust called D.L. Babson Bond Trust (the "Delaware Trust"), in exchange for shares of the Delaware Trust to be distributed to the Missouri Trust's shareholders; (2) elected seven Trustees; (3) approved a New Investment Advisory Agreement between the Trust and J&B for each Portfolio; and (4) approved a New Investment Counsel Agreement between J&B and David L. Babson & Company Inc. for each Portfolio.

Under the previous Management Agreement between J&B and the Trust ("Old Management Agreement") that was in effect until May 1, 2003, J&B provided both advisory and non-advisory services. Under the New Investment Advisory Agreement, J&B will only be providing advisory services and therefore will be paid .10% less annually in advisory fees than under the Old Management Agreement. J&B will be providing certain non-advisory services (fund administration, transfer agency, fund accounting and other services) to the Trust pursuant to a new Administrative Services Agreement under which it will be paid .10% annually by the Trust for such services. There is the potential that, in the future, there could be an increase in the total operating expenses of the Trust should the Board of the Trust decide to approve an increase in the fees under the Administrative Services Agreement.

However, no such increase shall occur for at least two years from the date of this Supplement, in that J&B, pursuant to an Expense Limitation Agreement, has agreed to maintain the overall expense levels of the Trust at the current expense levels for the next two years.

The following replaces the "Fees and Expenses" and "Expense Examples" sections contained on pages 10 and 11 of your prospectus:

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios:






                                                                      D.L. BABSON                D.L. BABSON
                                                                      BOND TRUST                  BOND TRUST
                                                                    (Portfolio L)               (Portfolio S)


Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                         None                        None
Maximum Deferred Sales Charge (Load)                                     None                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends              None                        None
Redemption Fee                                                           None*                       None*
Exchange Fee                                                             None                        None

*A $10 fee is imposed for redemptions by wire.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                                          .85%                        .85%
Distribution (12b-1) Fees                                                None                        None
Other Expenses                                                           .13%                        .13%
Total Annual Fund Operating Expenses                                     .98%                        .98%

Fee Waivers and Expense Reimbursements                                    0%                        (.30%)

Net Total Annual Fund Operating Expenses                                 .98%                        .68%

(1) Jones & Babson has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Portfolios to the level described above under Net Total Annual Fund Operating Expenses. This expense limitation agreement is in place until May 1, 2005. For more information regarding these fees and other potential expenses, see "How to Purchase Shares."

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. They assume that you invest $10,000, receive a 5% return each year, and that operating expenses for each period remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                    1 Year*           3 Years          5 Years           10 Years

Babson Bond Trust - Portfolio L                       $100             $312              $542             $1,201
Babson Bond Trust - Portfolio S                       $66              $245              $476             $1,139

*Only the first two years of the 3, 5 and 10 Year expense examples reflect the effect of Jones & Babson's expense limitation agreement. If Jones & Babson continues the expense limitation agreement, the dollar amount of the 3, 5 and 10 Year expense examples would be less.

The following sentence replaces the first full paragraph on page 12 of your D.L. Babson Bond Trust prospectus:

For its services, each Portfolio of D.L. Babson Bond Trust pays J&B a fee at the annual rate of .85% of average daily net assets.

As described above, at a Special Meeting of Shareholders held on March 3, 2003 (and adjourned until March 28, 2003), shareholders of each Portfolio of the D.L. Babson Bond Trust approved a redomestication and reorganization of the Trust from a Missouri common law trust to a Delaware statutory trust. Pursuant to the Agreement and Plan of Reorganization, on May 1, 2003, substantially all of the assets and liabilities of the D.L. Babson Bond Trust (Missouri Trust) were transferred to the D.L. Babson Bond Trust (Delaware Trust) in exchange for shares of the Delaware Trust which were distributed to Missouri Trust shareholders.


Financial Highlights

BABSON BOND TRUST - PORTFOLIO L

Condensed data for a share of capital stock outstanding throughout each period.

                                        SIX MONTHS
                                           ENDED                                            SEVEN
                                       DECEMBER 31,                                         MONTHS
                                           2002                        YEARS ENDED        ENDED JUNE       YEARS ENDED
                                        (UNAUDITED)     2002(a)          JUNE 30,          30, 1999        NOVEMBER 30,
                                                                     2001       2000                    1998       1997


Net asset value, beginning of period       $1.53         $1.54       $1.48      $1.52       $1.59       $1.56     $1.55
Income from investment operations:
Net investment income                       .04           .08         .09        .09         .05         .09       .10
Net gains (losses) on securities
(both realized and unrealized)              .03          (.01)        .06       (.04)       (.07)        .03       .01
Total from investment operations            .07           .07         .15        .05        (.02)        .12       .11
Less distributions:
Dividends from net investment income       (.04)         (.08)       (.09)      (.09)       (.05)       (.09)     (.10)
Distributions from capital gains            --            --          --         --           --         --         --
Total distributions                        (.04)         (.08)       (.09)      (.09)       (.05)       (.09)     (.10)
Net asset value, end of period             $1.56         $1.53       $1.54      $1.48       $1.52       $1.59     $1.56
Total return*                              4.65%         4.81%      10.45%      3.54%      (1.16%)      8.13%     7.26%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                   $93           $92         $97       $100         $121       $128       $132
Ratio of expenses to average net
assets**                                   .98%          .98%        .98%       .98%         .97%       .97%       .97%
Ratio of net investment income to
average net assets**                       4.99%         5.25%       5.98%      6.14%       5.73%       5.93%     6.38%
Portfolio turnover rate                     10%           61%         38%        26%         38%         43%       59%


*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a)As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 5.37% to 5.25%. Per share ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.

Financial Highlights

BABSON BOND TRUST - PORTFOLIO S

Condensed data for a share of capital stock outstanding throughout each period.

                                        SIX MONTHS
                                           ENDED                                            SEVEN
                                       DECEMBER 31,                                         MONTHS
                                           2002                        YEARS ENDED        ENDED JUNE       YEARS ENDED
                                        (UNAUDITED)     2002(a)          JUNE 30,          30, 1999        NOVEMBER 30,
                                                                     2001       2000                    1998       1997


Net asset value, beginning of period       $9.61         $9.66       $9.35      $9.60       $9.91       $9.78     $9.77
Income from investment operations:
Net investment income                       .26           .54         .59        .58         .33         .58       .62
Net gains (losses) on securities
(both realized and unrealized)              .16          (.04)        .31       (.25)       (.31)        .13       .01
Total from investment operations            .42           .50         .90        .33         .02         .71       .63
Less distributions:
Dividends from net investment income       (.26)         (.55)       (.59)      (.58)       (.33)       (.58)     (.62)
Distributions from capital gains            --            --          --         --           --         --         --
Total distributions                        (.26)         (.55)       (.59)      (.58)       (.33)       (.58)     (.62)
Net asset value, end of period             $9.77         $9.61       $9.66      $9.35       $9.60       $9.91     $9.78
Total return*                              4.37%         5.21%       9.85%      3.55%        .15%       7.47%     6.70%
Ratios/Supplemental Data
Net assets, end of period (in
millions)                                   $32           $31         $30        $30         $37         $38       $41
Ratio of expenses to average net
assets**                                   .68%          .68%        .68%       .68%         .67%       .67%       .66%
Ratio of expenses to average net
assets before voluntary reduction of
management fee**                           .98%          .98%        .98%       .98%         .97%       .97%       .97%
Ratio of net investment income to
average net assets**                       4.85%         5.32%       6.16%      6.12%       5.75%       5.90%     6.42%
Ratio of net investment income to
average net assets before fee
waivers and expense reimbursements**       4.55%         5.02%       6.46%      6.42%       6.05%       6.20%     6.73%
Portfolio turnover rate                     13%           63%         39%        35%         54%         60%       65%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a)As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 5.52% to 5.32%. Per share ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.